CASH	12 Months Ended
Dec. 31, 2018
CASH
CASH

6.    CASH

Cash represents cash on hand and bank deposits. To limit exposure to credit risk relating to bank deposits, the Group primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2017 and 2018, the Group had cash balances at five and four PRC individual financial institutions, respectively, that held cash balances in excess of 10% of the Group’s total cash balances. These bank deposits collectively accounted for approximately 99% and 79% of the Group’s total cash balances as of December 31, 2017 and 2018, respectively.